FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 USD ($) CAD ($)	Dec. 31, 2021 USD ($) MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 USD ($) CAD ($)	Dec. 31, 2020 USD ($) MXN ($)
Financial Instruments
Average foreign exchange rate	1.0000		1.2678	20.5835	1.0000		1.2732	19.9487
Camino Rojo Project Loan
Financial Instruments
Estimated fair value	$ 137,700,000	$ 137,700,000	$ 137,700,000	$ 137,700,000	$ 66,400,000	$ 66,400,000	$ 66,400,000	$ 66,400,000
Discount rate	5.00%	5.00%	5.00%	5.00%	10.80%	10.80%	10.80%	10.80%
Newmont Loan
Financial Instruments
Average foreign exchange rate | $ / $		20.58				19.95
Estimated fair value	$ 10,500,000	$ 10,500,000	$ 10,500,000	$ 10,500,000	$ 9,900,000	$ 9,900,000	$ 9,900,000	$ 9,900,000
Discount rate	5.00%	5.00%	5.00%	5.00%	10.50%	10.50%	10.50%	10.50%
Carrying value
Financial Instruments
Financial assets	$ 24,495,000	$ 24,495,000	$ 24,495,000	$ 24,495,000	$ 75,002,000	$ 75,002,000	$ 75,002,000	$ 75,002,000
Financial liabilities	174,379,000	174,379,000	174,379,000	174,379,000	72,993,000	72,993,000	72,993,000	72,993,000
Carrying value | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	5,966,000	5,966,000	5,966,000	5,966,000	2,583,000	2,583,000	2,583,000	2,583,000
Carrying value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	5,659,000	5,659,000	5,659,000	5,659,000
Carrying value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities	37,800,000	37,800,000	37,800,000	37,800,000
Carrying value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	1,401,000	1,401,000	1,401,000	1,401,000	274,000	274,000	274,000	274,000
Carrying value | Amortized cost, liabilities | Camino Rojo Project Loan
Financial Instruments
Financial liabilities	113,260,000	113,260,000	113,260,000	113,260,000	60,696,000	60,696,000	60,696,000	60,696,000
Carrying value | Amortized cost, liabilities | Newmont Loan
Financial Instruments
Financial liabilities	10,293,000	10,293,000	10,293,000	10,293,000	9,440,000	9,440,000	9,440,000	9,440,000
Carrying value | FVTPL, financial asset | Cash and cash equivalents.
Financial Instruments
Financial assets	20,516,000	20,516,000	20,516,000	20,516,000	72,180,000	72,180,000	72,180,000	72,180,000
Carrying value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	299,000	299,000	299,000	299,000	39,000	39,000	39,000	39,000
Carrying value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	3,680,000	3,680,000	3,680,000	3,680,000	2,783,000	2,783,000	2,783,000	2,783,000
Fair value
Financial Instruments
Financial assets	24,495,000	24,495,000	24,495,000	24,495,000	75,002,000	75,002,000	75,002,000	75,002,000
Financial liabilities	199,105,000	199,105,000	199,105,000	199,105,000	79,175,000	79,175,000	79,175,000	79,175,000
Fair value | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	5,966,000	5,966,000	5,966,000	5,966,000	2,583,000	2,583,000	2,583,000	2,583,000
Fair value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	5,659,000	5,659,000	5,659,000	5,659,000
Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities	37,800,000	37,800,000	37,800,000	37,800,000
Fair value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	1,401,000	1,401,000	1,401,000	1,401,000	274,000	274,000	274,000	274,000
Fair value | Amortized cost, liabilities | Camino Rojo Project Loan
Financial Instruments
Financial liabilities	137,746,000	137,746,000	137,746,000	137,746,000	66,443,000	66,443,000	66,443,000	66,443,000
Fair value | Amortized cost, liabilities | Newmont Loan
Financial Instruments
Financial liabilities	10,533,000	10,533,000	10,533,000	10,533,000	9,875,000	9,875,000	9,875,000	9,875,000
Fair value | FVTPL, financial asset | Cash and cash equivalents.
Financial Instruments
Financial assets	20,516,000	20,516,000	20,516,000	20,516,000	72,180,000	72,180,000	72,180,000	72,180,000
Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	299,000	299,000	299,000	299,000	39,000	39,000	39,000	39,000
Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	3,680,000	3,680,000	3,680,000	3,680,000	2,783,000	2,783,000	2,783,000	2,783,000
Approximate fair value due to short term nature of the instrument
Financial Instruments
Financial assets	283,000	283,000	283,000	283,000	14,000	14,000	14,000	14,000
Financial liabilities	11,625,000	11,625,000	11,625,000	11,625,000	2,583,000	2,583,000	2,583,000	2,583,000
Approximate fair value due to short term nature of the instrument | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	5,966,000	5,966,000	5,966,000	5,966,000	2,583,000	2,583,000	2,583,000	2,583,000
Approximate fair value due to short term nature of the instrument | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	5,659,000	5,659,000	5,659,000	5,659,000
Approximate fair value due to short term nature of the instrument | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	283,000	283,000	283,000	283,000	14,000	14,000	14,000	14,000
Level 1 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial assets	20,532,000	20,532,000	20,532,000	20,532,000	72,205,000	72,205,000	72,205,000	72,205,000
Level 1 of fair value hierarchy [member] | Fair value | FVTPL, financial asset | Cash and cash equivalents.
Financial Instruments
Financial assets	20,516,000	20,516,000	20,516,000	20,516,000	72,180,000	72,180,000	72,180,000	72,180,000
Level 1 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	16,000	16,000	16,000	16,000	25,000	25,000	25,000	25,000
Level 2 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial assets	3,680,000	3,680,000	3,680,000	3,680,000	2,783,000	2,783,000	2,783,000	2,783,000
Financial liabilities	187,480,000	187,480,000	187,480,000	187,480,000	76,592,000	76,592,000	76,592,000	76,592,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities	37,800,000	37,800,000	37,800,000	37,800,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	1,401,000	1,401,000	1,401,000	1,401,000	274,000	274,000	274,000	274,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Camino Rojo Project Loan
Financial Instruments
Financial liabilities	137,746,000	137,746,000	137,746,000	137,746,000	66,443,000	66,443,000	66,443,000	66,443,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Newmont Loan
Financial Instruments
Financial liabilities	10,533,000	10,533,000	10,533,000	10,533,000	9,875,000	9,875,000	9,875,000	9,875,000
Level 2 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	$ 3,680,000	$ 3,680,000	$ 3,680,000	$ 3,680,000	$ 2,783,000	$ 2,783,000	$ 2,783,000	$ 2,783,000